Tax - Movements on deferred tax assets and liabilities during the year before offsetting (Narrative) (Details) - Barclays Bank Group [member] £ in Millions	Jan. 01, 2018 GBP (£)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
IFRS 9 Impairment change	£ (1,859)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
IFRS 9 Impairment change	£ 649